SIGNIFICANT ACCOUNTING POLICIES (Fair value measurement of assets and Liabilities) (Details) (USD $) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts, assets		$ 10
Foreign currency derivative contracts, liabilities	$ (28)
Total	883	3,069
Equity securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketables securities	911	1,161
US Government treasuries [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketables securities		1,898
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts, assets
Foreign currency derivative contracts, liabilities
Total	911	3,059
Level 1 [Member] | Equity securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketables securities	911	1,161
Level 1 [Member] | US Government treasuries [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketables securities		1,898
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts, assets		10
Foreign currency derivative contracts, liabilities	(28)
Total		10
Total	(28)
Level 2 [Member] | Equity securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketables securities
Level 2 [Member] | US Government treasuries [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketables securities